Segment Disclosures - Depreciation, Equity Earnings, Income Tax (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Depreciation, Depletion, Amortization, and Impairments
DD&A and Impairments	$ 6,495,000,000	$ 5,983,000,000	$ 13,446,000,000
Equity in Earnings of Affiliates
Equity in earnings of affiliates	779,000,000	1,074,000,000	772,000,000
Income Taxes
Total provision (benefit) for income taxes	2,267,000,000	3,668,000,000	(1,822,000,000)
Operating Segments [Member]
Depreciation, Depletion, Amortization, and Impairments
DD&A and Impairments	6,495,000,000	5,983,000,000	13,446,000,000
Equity in Earnings of Affiliates
Equity in earnings of affiliates	779,000,000	1,074,000,000	772,000,000
Corporate, Non-Segment [Member]
Depreciation, Depletion, Amortization, and Impairments
DD&A and Impairments	62,000,000	106,000,000	134,000,000
Equity in Earnings of Affiliates
Equity in earnings of affiliates	0	0	0
Income Taxes
Total provision (benefit) for income taxes	(233,000,000)	(103,000,000)	399,000,000
Alaska Segment [Member] | Operating Segments [Member]
Depreciation, Depletion, Amortization, and Impairments
DD&A and Impairments	805,000,000	760,000,000	1,026,000,000
Equity in Earnings of Affiliates
Equity in earnings of affiliates	7,000,000	6,000,000	7,000,000
Income Taxes
Total provision (benefit) for income taxes	472,000,000	376,000,000	(689,000,000)
Lower 48 Segment [Member] | Operating Segments [Member]
Depreciation, Depletion, Amortization, and Impairments
DD&A and Impairments	3,224,000,000	2,370,000,000	6,693,000,000
Equity in Earnings of Affiliates
Equity in earnings of affiliates	(159,000,000)	1,000,000	5,000,000
Income Taxes
Total provision (benefit) for income taxes	137,000,000	474,000,000	(2,453,000,000)
Canada Segment [Member] | Operating Segments [Member]
Depreciation, Depletion, Amortization, and Impairments
DD&A and Impairments	232,000,000	324,000,000	461,000,000
Equity in Earnings of Affiliates
Equity in earnings of affiliates	0	0	197,000,000
Income Taxes
Total provision (benefit) for income taxes	(43,000,000)	(96,000,000)	(616,000,000)
Europe, Middle East and North Africa Segment [Member] | Operating Segments [Member]
Depreciation, Depletion, Amortization, and Impairments
DD&A and Impairments	887,000,000	1,041,000,000	1,313,000,000
Equity in Earnings of Affiliates
Equity in earnings of affiliates	470,000,000	744,000,000	534,000,000
Income Taxes
Total provision (benefit) for income taxes	1,425,000,000	2,259,000,000	1,120,000,000
Asia Pacific Segment [Member] | Operating Segments [Member]
Depreciation, Depletion, Amortization, and Impairments
DD&A and Impairments	1,285,000,000	1,382,000,000	3,819,000,000
Equity in Earnings of Affiliates
Equity in earnings of affiliates	461,000,000	323,000,000	29,000,000
Income Taxes
Total provision (benefit) for income taxes	501,000,000	728,000,000	396,000,000
Other International Segment [Member] | Operating Segments [Member]
Depreciation, Depletion, Amortization, and Impairments
DD&A and Impairments	0	0	0
Equity in Earnings of Affiliates
Equity in earnings of affiliates	0	0	0
Income Taxes
Total provision (benefit) for income taxes	$ 8,000,000	$ 30,000,000	$ 21,000,000